Leases (Details) (USD $)	11 Months Ended	12 Months Ended
	Feb. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Operating Leases, Rent Expense, Net [Abstract]
Minimum rentals	$ 892,000,000	$ 980,000,000	$ 933,000,000
Contingent rentals	1,000,000	2,000,000	2,000,000
Total rent expense	893,000,000	982,000,000	935,000,000
Less: sublease income	(15,000,000)	(18,000,000)	(19,000,000)
Net rent expense	878,000,000	964,000,000	916,000,000
Future minimum lease payments under capital leases
2013	27,000,000
2014	25,000,000
2015	17,000,000
2016	5,000,000
2017	3,000,000
Thereafter	20,000,000
Subtotal	97,000,000
Less: imputed interest	(17,000,000)
Present value	80,000,000
Future minimum lease payments under financing leases
2013	30,000,000
2014	28,000,000
2015	25,000,000
2016	19,000,000
2017	15,000,000
Thereafter	28,000,000
Subtotal	145,000,000
Less: imputed interest	(23,000,000)
Present value	122,000,000
Future minimum lease payments under operating leases
2013	1,050,000,000
2014	988,000,000
2015	885,000,000
2016	758,000,000
2017	598,000,000
Thereafter	1,632,000,000
Subtotal	5,911,000,000
Minimum sublease rent income excluded from minimum lease payments	125,000,000
Scenario, Previously Reported [Member]
Operating Leased Assets [Line Items]
Other Operating Lease Payments	$ 1,600,000,000